Retirement Plan (Schedule Of Defined Benefit Pension Plan Asset Allocations) (Details)	Sep. 26, 2015	Sep. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	100.00%	100.00%
Equity Securities And Equity-Like Instruments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	51.00%	60.00%
Debt Securities And Debit-Like
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	37.00%	28.00%
Other Asset
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan asset allocation	12.00%	12.00%